Document And Entity Information	12 Months Ended
Dec. 31, 2024
Document Information Line Items
Entity Central Index Key	0001866226
Amendment Description	AMENDMENT NO. 4
Document Type	S-4/A
Entity Registrant Name	Welsbach Technology Metals Acquisition Corp.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true